Financial Instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		R$ 14,394
Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		14,394
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		14,394
Level 1 of fair value hierarchy [member] | Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		14,394
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Level 2 of fair value hierarchy [member] | Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income
Level 3 of fair value hierarchy [member] | Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income